FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 44,558	$ 41,335
Disclosure of financial liabilities [line items]
Financial liabilities	223,744	193,217
Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	7,028	7,346
Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	216,716	185,871
Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	7,840	7,692
Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	8,096	8,861
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	28,622	24,782
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	10,875	9,077
Corporate borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	10,875	9,077
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	165,057	139,324
Property-specific borrowings and subsidiary borrowings [Member] | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings and subsidiary borrowings [Member] | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings and subsidiary borrowings [Member] | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	165,057	139,324
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	152,008	128,556
Property-specific borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	152,008	128,556
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	13,049	10,768
Subsidiary borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary borrowings | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary borrowings | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	13,049	10,768
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	43,504	41,117
Accounts payable and other | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	5,490	5,889
Accounts payable and other | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	38,014	35,228
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	4,308	3,699
Subsidiary equity obligations | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	1,538	1,457
Subsidiary equity obligations | Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary equity obligations | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	2,770	2,242
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	12,694	9,933
Cash and cash equivalents | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	12,694	9,933
Government bonds
Disclosure of financial assets [line items]
Financial assets	2,020	2,651
Government bonds | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	0	356
Government bonds | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	2,020	2,295
Government bonds | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	0	0
Corporate bonds
Disclosure of financial assets [line items]
Financial assets	2,521	3,599
Corporate bonds | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	514	1,094
Corporate bonds | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	2,004	2,148
Corporate bonds | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	3	357
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets	3,241	2,270
Fixed income securities and other | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	1,484	1,079
Fixed income securities and other | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	1,637	1,191
Fixed income securities and other | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	120	0
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets	5,927	6,514
Common shares and warrants | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	3,492	3,287
Common shares and warrants | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	2,435	3,227
Common shares and warrants | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	0	0
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets	2,837	2,696
Loans and notes receivables | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	5	110
Loans and notes receivables | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Loans and notes receivables | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	2,832	2,586
Other financial assets
Disclosure of financial assets [line items]
Financial assets	16,546	17,730
Other financial assets | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	5,495	5,926
Other financial assets | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	8,096	8,861
Other financial assets | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	2,955	2,943
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	15,318	13,672
Accounts receivable and other | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets		1,766
Accounts receivable and other | Fair Value Through OCI
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 12,973	$ 11,906